SCHEDULE OF GEOGRAPHIC REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,509,856		$ 1,509,856		$ 1,648,317
Revenue
Revenue	1,732,990	$ 1,899,039	3,062,571	$ 3,500,525
CANADA
IfrsStatementLineItems [Line Items]
Non-current assets	1,402,947		1,402,947		1,441,701
Revenue
Revenue	1,726,160	1,899,039	3,053,493	3,491,133
UNITED STATES
IfrsStatementLineItems [Line Items]
Non-current assets	106,909		106,909		$ 206,616
Revenue
Revenue	$ 6,830		$ 9,078	$ 9,392